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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933
                                   ---------


                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  P.O. Box 1192, Richmond, Virginia, 23229-1192
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                    Arthur E. Anderson II, One James Center,
                 901 East Cary Street, Richmond, Virginia 23219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (800) 338-3383
                                                     --------------------------



Date of fiscal year end:        6/30/04
                         -------------------------------------

Date of reporting period:     7/1/04 to 12/31/04
                          -------------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004 ARE ATTACHED BELOW.

--------------------------------------------------------------------------------

                                                            CCRF Prime Portfolio
                                                          CCRF Federal Portfolio
                                                              Semi-Annual Report
                                                               December 31, 2004


                                                             [LOGO] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund

--------------------------------------------------------------------------------

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

                            Table of Contents

Report from the Investment Adviser ........................................    1

Financial Highlights ......................................................    2

Statements of Net Assets ..................................................    3

Statements of Operations and Changes in Net Assets ........................    6

Notes to Financial Statements .............................................    8

Information About the Board of Directors ..................................   10

Information About Your Fund's Expenses ....................................   12


                    For further information on the Fund, call
                   1-800-338-3383 or visit us at www.ccrf.net

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-338-3383 or visiting the SEC's website at www.sec.gov.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Report from the Investment Advisor

Solid economic growth and mild inflation fueled a continued rise in short-term interest rates and a significant increase in the fund's yield in the past six months. The Federal Reserve's strategy of raising the overnight Federal funds rate in "measured" steps resulted in six increases from 1.00% in June to 2.50% by February 2nd. Meanwhile two year Treasury rates rose from the 2.50% level to around 3.25% in this same time frame. Long-term rates fell during this period, reflecting investors' outlook that the current trend toward higher rates would be contained, with the Fed feeling little pressure to step sharply on the monetary policy brake in coming months.

The economic expansion that began after the mild recession of 2001 continued in the last year, with broad growth measures recording an increase of nearly 4%. Consumer spending and business investment added to the pace of growth, although high oil prices and a worsening international trade deficit both dampened their effects. The pace of job creation accelerated, with over 2.1 million new jobs created, the fastest pace since 2000.

Inflation also picked up in recent months, with measures of producer and consumer prices rising at somewhat faster levels than a year ago. Even so, the pace of inflation remains mild when judged by recent historic standards.

At year-end, long term rates - which had declined by nearly 1.00% from their levels in the Spring of 2004 - reflected investor expectations that moderating economic growth and limited business pricing power would contain inflation in coming months. The measured pace of Fed rate increases and the effort that it has made to signal its intentions in advance of action have thus far had the happy result of avoiding the market dislocations that usually accompany tightening. The market expects several future step-ups in the overnight rate in the next six months, with Fed Funds settling out in the range of 3.00-3.50%. This is consistent with the current path for economic growth in the range of 3.5% and inflation of under 2.00% for 2005.

We are committed to managing the Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates we expect to maintain the average maturity of the fund's portfolio within a range that will permit it to respond appropriately to continued changes in short-term rates. After a period of historically low money market rates, investors may realize a significant increase in income as interest rates move toward historic norms.

Respectfully,

Marty Margolis
Michael Varano

PFM Asset Management LLC
February 15, 2005


                                 CCRF Semi-Annual Report ~ December 31, 2004 | 1

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Financial Highlights (Unaudited)

                                                  April 1,
                                Six Months          2004
                                   Ended           through                              Year Ended March 31,
For a Share Outstanding         December 31,      June 30,        -------------------------------------------------------------
  Throughout the Period             2004             2004            2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period             $  1.000        $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
-------------------------------------------------------------------------------------------------------------------------------
Income From Operations
  Net Investment Income              0.008           0.002           0.010        0.016        0.031        0.062        0.053
-------------------------------------------------------------------------------------------------------------------------------
  Total From Operations              0.008           0.002           0.010        0.016        0.031        0.062        0.053
-------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
-------------------------------------------------------------------------------------------------------------------------------
  Net Investment Income             (0.008)         (0.002)         (0.010)      (0.016)      (0.031)      (0.062)      (0.053)
-------------------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.008)         (0.002)         (0.010)      (0.016)      (0.031)      (0.062)      (0.053)

Net Asset Value,
  End of Period                   $  1.000        $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
-------------------------------------------------------------------------------------------------------------------------------
Total Return                          0.80%           0.24%           1.03%        1.65%        3.12%        6.46%        5.43%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period (000)   $379,770        $369,129        $332,147     $292,913     $249,044     $252,502     $135,708

Ratio of Expenses to Average
  Net Assets                          0.15%(t)        0.15%(t)        0.15%        0.15%        0.15%        0.15%        0.15%

Ratio of Expenses to Average
  Net Assets Before Fee Waivers       0.23%(t)        0.23%(t)        0.21%        0.22%        0.23%        0.24%        0.25%

Ratio of Net Investment Income
  to Average Net Assets               1.60%(t)        0.97%(t)        1.02%        1.57%        3.07%        6.24%        5.34%

Ratio of Net Investment Income
  Average Net Assets Before
  Fee Waivers                         1.52%(t)        0.89%(t)        0.96%        1.50%        2.99%        6.15%        5.24%
-------------------------------------------------------------------------------------------------------------------------------

CCRF Federal Portfolio
Financial Highlights (Unaudited)

                                                Six Months          April 1, 2004         May 19, 2003*
For a Share Outstanding                           Ended                through              through
Throughout The Period                        December 31, 2004      June 30, 2004        March 31, 2004
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  1.000              $  1.000              $  1.000
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                            0.007                 0.002                 0.008
--------------------------------------------------------------------------------------------------------
 Total From Operations                             0.007                 0.002                 0.008
--------------------------------------------------------------------------------------------------------
Less: Distributions
--------------------------------------------------------------------------------------------------------
  Net Investment Income                           (0.007)               (0.002)               (0.008)
--------------------------------------------------------------------------------------------------------
Total Distributions                               (0.007)               (0.002)               (0.008)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  1.000              $  1.000              $  1.000
--------------------------------------------------------------------------------------------------------
Total Return                                        0.71%                 0.22%                 0.83%
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period (000)                 $ 59,274              $ 59,908              $106,749

Ratio of Expenses to Average Net Assets             0.14%(t)              0.14%(t)              0.13%(t)

Ratio of Expenses to Average Net Assets
  Before Fee Waivers                                0.28%(t)              0.32%(t)              0.25%(t)

Ratio of Net Investment Income to
  Average Net Assets                                1.49%(t)              0.88%(t)              0.95%(t)

Ratio of Net Investment Income to
  Average Net Assets Before Fee Waivers             1.35%(t)              0.70%(t)              0.83%(t)
--------------------------------------------------------------------------------------------------------

*   Date of Commencement of Operations
(t) Annualized

The accompanying notes are an integral part of these financial statements.


2 | CCRF Semi-Annual Report ~ December 31, 2004

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Statement of Net Assets
December 31, 2004 (Unaudited)

   Face
  Amount                                                                                    Value
  (000)                                                                                     (000)
--------------------------------------------------------------------------------------------------
            BANKERS' ACCEPTANCES (5.3%)
--------------------------------------------------------------------------------------------------
            Bank of America
$ 18,000             2.33%                   1/21/05 ..................................   $ 17,977
            Rabobank (NY)
   2,000             1.81%                    1/5/05 ..................................      1,999
--------------------------------------------------------------------------------------------------
  20,000    Total Bankers' Acceptances (Amortized Cost $19,976)                             19,976
--------------------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT (18.2%)
--------------------------------------------------------------------------------------------------
            Barclays Bank
  18,000             2.32%                   1/21/05 ..................................     18,000
            BNP Parias (NY)
  15,000             2.34%                   1/28/05 ..................................     14,997
            CS First Boston
  18,000             2.33%                   1/31/05 ..................................     18,000
            Wells Fargo Bank
  18,000             2.32%                   1/14/05 ..................................     18,000
--------------------------------------------------------------------------------------------------
  69,000    Total Certificates of Deposit (Amortized Cost $68,997)                          68,997
--------------------------------------------------------------------------------------------------
            ASSET-BACKED COMMERCIAL PAPER (13.4%)
--------------------------------------------------------------------------------------------------
            Edison Asset Securitization
  14,900             2.33%                   1/14/05 ..................................     14,887
            Sheffield Receivable Corporation
  18,000             2.35%                   1/18/05 ..................................     17,978
            Yorktown Capital LLC
  18,000             2.35%                   1/19/05 ..................................     17,980
--------------------------------------------------------------------------------------------------
  50,900    Total Asset-Backed Commercial Paper (Amortized Cost $50,845)                    50,845
--------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (21.0%)
--------------------------------------------------------------------------------------------------
            Dexia Delaware LLC
  18,000             2.34%                   1/20/05 ..................................     17,978
            General Electric Capital Corporation
  15,000             2.34%                    2/9/05 ..................................     14,962
            Goldman Sachs Group, Inc.
  18,000             2.33%                   1/18/05 ..................................     17,980
            Morgan Stanley
   8,000             2.35%                   1/19/05 ..................................      7,991
  10,000           * 2.37%                   1/28/05 ..................................     10,000
            UBS Finance Corporation (DE)
  10,750             2.33%                   1/11/05 ..................................     10,743
--------------------------------------------------------------------------------------------------
  79,750    Total Commercial Paper (Amortized Cost $79,654)                                 79,654
--------------------------------------------------------------------------------------------------
            CORPORATE NOTES (2.4%)
--------------------------------------------------------------------------------------------------
            Citigroup, Inc.
   1,000             2.48%                   1/15/05 ..................................      1,001
   2,960             2.49%                   6/15/05 ..................................      3,015
   1,035             2.16%                   6/15/05 ..................................      1,054
            General Electric Capital Corporation
   2,284             1.64%                   1/28/05 ..................................      2,288
   1,855             2.38%                   6/15/05 ..................................      1,893
--------------------------------------------------------------------------------------------------
   9,134    Total Corporate Notes (Amortized Cost $9,251)                                    9,251
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                 CCRF Semi-Annual Report ~ December 31, 2004 | 3

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Statement of Net Assets (continued)
December 31, 2004 (Unaudited)

   Face
  Amount                                                                                    Value
  (000)                                                                                     (000)
--------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (42.7%)
--------------------------------------------------------------------------------------------------
            Federal Home Loan Bank Notes
$  4,325             1.24%                   2/15/05 ..................................   $  4,339
            Federal Home Loan Bank Notes (Callable)
   5,000             1.45%                    4/1/05 ..................................      4,999
   6,000             1.30%                   4/11/05 ..................................      6,000
   5,000             2.08%                   6/22/05 ..................................      5,000
            Federal Home Loan Mortgage Corporation Discount Notes
   8,301             2.26%                    2/1/05 ..................................      8,285
  15,000             2.11%                    2/1/05 ..................................     14,973
   5,000             2.37%                  10/18/05 ..................................      4,907
            Federal National Mortgage Association Discount Notes
   7,000             2.41%                   9/16/05 ..................................      6,882
   5,000             2.46%                  10/14/05 ..................................      4,905
            Federal National Mortgage Association Mortgage-Backed Security
              Discount Notes
  31,662             2.56%                    4/1/05 ..................................     31,465
  14,677             2.20%                   7/22/05 ..................................     14,500
  10,000             2.85%                    9/1/05 ..................................      9,812
            Federal National Mortgage Association Notes
  25,000           * 2.27%                    5/3/05 ..................................     24,997
            Federal National Mortgage Association Notes (Callable)
   5,000             1.40%                   3/29/05 ..................................      5,000
   7,500             1.27%                   4/25/05 ..................................      7,500
   5,000             1.65%                   5/16/05 ..................................      5,000
            Federal National Mortgage Association Separately Traded Registered
              Interest and Principal Securities Only (STRIPS) Principal Only
   3,625             2.08%                   5/15/05 ..................................      3,598
--------------------------------------------------------------------------------------------------
            Total U.S. Government & Agency Obligations (Amortized Cost
 163,090      $162,162)                                                                    162,162
--------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (5.3%)
--------------------------------------------------------------------------------------------------
            Bear Stearns
  20,000             2.32%                    1/3/05 ..................................     20,000
                     (Dated 12/31/04, repurchase price $20,004, Collateralized by
                     Federal National Mortgage Association Pool Certificates, 5.5%,
                     maturing 12/1/34, market value $20,635)
--------------------------------------------------------------------------------------------------
  20,000    Total Repurchase Agreements (Amortized Cost $20,000)                            20,000
--------------------------------------------------------------------------------------------------
$411,874    TOTAL INVESTMENTS (108.3%) (Amortized Cost $410,885)                           410,885
--------------------------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES (-8.3%)                                           (31,115)**
--------------------------------------------------------------------------------------------------
            NET ASSETS (100.0%)
                     Applicable to 379,769,913 outstanding shares of beneficial interest
                     (2,000,000,000 shares authorized - no par value)                     $379,770
==================================================================================================
            NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
              PRICE PER SHARE                                                                $1.00
==================================================================================================

* Floating Rate Note, rate shown is that which was in effect at December 31, 2004.
** Includes a $31,465 liability for securities purchased and not yet settled.

The accompanying notes are an integral part of these financial statements.


4 | CCRF Semi-Annual Report ~ December 31, 2004

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Federal Portfolio
Statement of Net Assets
December 31, 2004 (Unaudited)

   Face
  Amount                                                                                    Value
  (000)                                                                                     (000)
--------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (99.6%)
--------------------------------------------------------------------------------------------------
            Federal Home Loan Bank Discount Notes
$  5,800             2.25%                   1/19/05 ..................................   $  5,793
   5,450             2.22%                   1/26/05 ..................................      5,442
            Federal Home Loan Bank Notes
     500             2.46%                   2/15/05 ..................................        501
            Federal Home Loan Mortgage Corporation Discount Notes
   7,000             2.26%                    1/4/05 ..................................      6,999
  12,800             2.26%                   1/18/05 ..................................     12,786
   5,000             2.40%                  10/18/05 ..................................      4,906
            Federal Home Loan Mortgage Corporation Notes
  17,150             2.58%                   1/15/05 ..................................     17,144
     650             2.46%                   2/15/05 ..................................        651
            Federal National Mortgage Association Discount Notes
     625             2.00%                    1/5/05 ..................................        625
            Federal National Mortgage Association Notes
   2,200             1.24%                   2/15/05 ..................................      2,216
            Federal National Mortgage Association Notes (Callable)
   1,000             2.51%                   2/25/05 ..................................        998
   1,000             2.44%                    3/4/05 ..................................        998
--------------------------------------------------------------------------------------------------
            Total U.S. Government and Agency Obligations
  59,175      (Amortized Cost $59,059)                                                      59,059
--------------------------------------------------------------------------------------------------
$ 59,175    TOTAL INVESTMENTS (99.6%) (Amortized Cost $59,059)                              59,059
--------------------------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES (0.4%)                                                215
--------------------------------------------------------------------------------------------------
            NET ASSETS (100.0%)
              Applicable to 59,273,709 outstanding shares of beneficial
              interest (2,000,000,000 shares authorized - no par value)                   $ 59,274
==================================================================================================
            NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
              PRICE PER SHARE                                                                $1.00
==================================================================================================

The accompanying notes are an integral part of these financial statements.


                                 CCRF Semi-Annual Report ~ December 31, 2004 | 5

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Statement of Operations (Unaudited)

                                                 Six Months    Three Months     Year
                                                   Ended          Ended         Ended
                                                 December 31,    June 30,     March 31,
    (000)                                           2004          2004          2004
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
  Interest Income                                 $ 3,133       $   877       $ 3,787
----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
  Management Fees                                     291           128           535
  Custodian Fees                                       24            12            48
  Distribution Fees                                    25            11            42
  Legal Fees                                           53            15            45
  Audit Fees                                            6            10            14
  Directors Fees and Expenses                           2             1             3
  Registration Fees                                     2            --             8
  Insurance, Rating Fees, and Other                     5             3            11
----------------------------------------------------------------------------------------
  Total Expenses                                      408           180           706
  Less Expenses Waived by Investment Advisor         (129)          (59)         (196)
      Expenses Waived by Distributor                   (9)           (4)          (17)
----------------------------------------------------------------------------------------
  Net Expenses                                        270           117           493
----------------------------------------------------------------------------------------
  Net Investment Income                             2,863           760         3,294
----------------------------------------------------------------------------------------
  Net Realized Gains on Investments                    16             7            70
----------------------------------------------------------------------------------------
  Net Increase in Net Assets
    Resulting from Operations                     $ 2,879       $   767       $ 3,364
========================================================================================

Statement of Changes in Net Assets (Unaudited)

                                                    Six Months      Three Months             Year Ended
                                                       Ended            Ended        --------------------------
                                                    December 31,      June 30,       March 31,       March 31,
     (000)                                             2004             2004           2004             2003
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income                              $   2,863       $     760       $   3,294       $   4,777
  Net Realized Gains on Investments                         16               7              70             144
---------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                             2,879             767           3,364           4,921
---------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income                                 (2,863)           (760)         (3,294)         (4,777)
  Net Realized Gains on Investments                        (16)             (7)            (70)           (144)
---------------------------------------------------------------------------------------------------------------
  Total Distributions                                   (2,879)           (767)         (3,364)         (4,921)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
  Issued                                               574,148         324,267         797,764         777,926
  Redeemed                                            (566,386)       (288,052)       (761,894)       (738,978)
  Distributions Reinvested                               2,879             767           3,364           4,921
---------------------------------------------------------------------------------------------------------------
  Net Increase from Capital Share
    Transactions                                        10,641          36,982          39,234          43,869
---------------------------------------------------------------------------------------------------------------
  Total Increase in Net Assets                          10,641          36,982          39,234          43,869
---------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                  369,129         332,147         292,913         249,044
  End of Period                                      $ 379,770       $ 369,129       $ 332,147       $ 292,913
===============================================================================================================

The accompanying notes are an integral part of these financial statements.


6 | CCRF Semi-Annual Report ~ December 31, 2004

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Federal Portfolio
Statement of Operations (Unaudited)

                                                 Six Months    Three Months  May 19, 2003*
                                                   Ended          Ended        through
                                                 December 31,    June 30,     March 31,
     (000)                                          2004          2004          2004
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
  Interest Income                                 $   478       $   153       $ 1,410
-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
  Management Fees                                      50            25           226
  Custodian Fees                                        6             3            15
  Distribution Fees                                     4             2            17
  Legal Fees                                            9             3            33
  Audit Fees                                            6            10            12
  Directors Fees and Expenses                           2             1             3
  Registration Fees                                     1             1            16
  Insurance, Rating Fees, and Other                     6             2            10
-------------------------------------------------------------------------------------------
  Total Expenses                                       84            47           332
  Less Expenses Waived by Investment Advisor          (40)          (25)         (158)
      Expenses Waived by Distributor                   (2)           (1)           (8)
-------------------------------------------------------------------------------------------
 Net Expenses                                          42            21           166
-------------------------------------------------------------------------------------------
 Net Investment Income                                436           132         1,244
-------------------------------------------------------------------------------------------
 Net Realized Gains on Investments                      1            (1)           23
-------------------------------------------------------------------------------------------
 Net Increase in Net Assets
   Resulting from Operations                      $   437       $   131       $ 1,267
===========================================================================================

Statement of Changes in Net Assets (Unaudited)

                                                     Six Months     Three Months   May 19, 2003*
                                                       Ended           Ended          through
                                                    December 31,      June 30,        March 31,
     (000)                                             2004             2004            2004
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------
Operations
  Net Investment Income                              $     436       $     132       $   1,244
  Net Realized Gains on Investments                          1              (1)             23
------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                               437             131           1,267
------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income                                   (436)           (131)         (1,244)
  Net Realized Gains on Investments                         (1)             --             (23)
------------------------------------------------------------------------------------------------
  Total Distributions                                     (437)           (131)         (1,267)
------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
  Issued                                                16,538           3,294         348,366
  Redeemed                                             (17,609)        (50,266)       (242,884)
  Distributions Reinvested                                 437             131           1,267
------------------------------------------------------------------------------------------------
  Net Increase from Capital Share
    Transactions                                          (634)        (46,841)        106,749
------------------------------------------------------------------------------------------------
  Total Increase in Net Asset                             (634)        (46,841)        106,749
------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                   59,908         106,749              --
  End of Period                                      $  59,274       $  59,908       $ 106,749
================================================================================================

*Date of Commencement of Operations

The accompanying notes are an integral part of these financial statements.


                                 CCRF Semi-Annual Report ~ December 31, 2004 | 7

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

A. Organization

The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio"), the CCRF Federal Portfolio ("Federal Portfolio") and the SNAP(R) Fund ("SNAP Fund"). All three portfolios are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry.

This semi-annual report represents the semi-annual report of only the Prime Portfolio and the Federal Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The SNAP Fund's semi-annual report is presented separately and can be provided upon request by contacting the Fund.

B. Summary of Significant Accounting Policies

The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1. Securities held are stated at amortized cost, which approximates fair value at December 31, 2004. It is each Portfolio's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participants' account by the purchase of additional shares of the Fund on the last day of each month.

4. Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or


8 | CCRF Semi-Annual Report ~ December 31, 2004

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

      bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5. Each Portfolio intends to qualify or to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2004, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

C. Fees and Charges

PFM Asset Management LLC ("PFMAM"), a registered investment advisor under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. ("PFM"). Prior to July 31, 2002, PFM served as investment advisor, administrator and transfer agent to the Prime Portfolio. On July 31, 2002, the Fund entered into agreements with PFMAM to provide investment advisory, administration, and transfer agent services to the Prime Portfolio, pursuant to separate agreements with the Fund. On May 5, 2003, the Fund entered into agreements with PFMAM to provide investment advisory, administration, and transfer agent service to the Federal Portfolio, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of each Portfolio's average daily net assets. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

There were no transfer agent fees charged to the Portfolios by PFMAM during the six-month period ended December 31, 2004. PFMAM voluntarily waived $129,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Portfolio's average net assets for the six-month period ended December 31, 2004. Fees paid to PFMAM after such waivers represented .09% of the Prime Portfolio's average net assets for the six-month period ended December 31, 2004. PFMAM has agreed to contractually limit the expenses of the Federal Portfolio so that the aggregate operating expenses of the Federal Portfolio would not exceed ..15% of the Portfolio's average net assets through January 27, 2005. As a result of this agreement and additional voluntary waivers, PFMAM waived $40,000 of fees under the Federal Portfolio advisory and administration agreements to minimize the operating expenses of the Federal Portfolio for the six-month period ended December 31, 2004. Fees paid to PFMAM, after such waivers represented .03% of the Federal Portfolio's average annualized net assets for the six-month period ended December 31, 2004.

The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Distributor. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by


                                 CCRF Semi-Annual Report ~ December 31, 2004 | 9

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six-month period ended December 31, 2004, total expenses incurred by the Prime Portfolio to the Distributor under the Plan were approximately $16,000, after waiving fees of $9,500. For the six-month period ended December 31, 2004, total expenses incurred by the Federal Portfolio to the Distributor under the Plan were approximately $2,700, after waiving fees of $1,500.

During the six-month period ended December 31, 2004, the Prime Portfolio and Federal Portfolio incurred approximately $22,000 and $3,500, respectively, of legal expenses for services of a law firm of which the Secretary of the Fund is a Partner.

The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

D. Governmental Accounting Standards

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities, are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its December 31, 2004 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.

================================================================================

The Fund's Board of Directors (Unaudited)

Name, Position Held with Fund,      Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthdate, Other    in Fund Complex Overseen by Director/ Officer/Advisory Board Member)
Directorships Held

Independent Directors

Giles Dodd                          Director of Finance, City of Greenville, South Carolina,
Director (1996)                     1993-1996; Retired Director of Finance/Assistant City
Birthdate: 12/2/26                  Manager, City of Virginia Beach; Past President Virginia
Other directorships: None           Government Finance Officers Association; (3)
-------------------------------------------------------------------------------------------------------------

Robert J. Fagg, Jr.                 Retired Director of the Annual Giving Program, Virginia
Director (1986)                     Commonwealth University, 1981-1998; (3)
Birthdate: 7/24/40
Other directorships: None
-------------------------------------------------------------------------------------------------------------

Robert R. Sedivy                    Vice President-Finance and Treasurer, Collegiate School,
Director (1996)                     Richmond, Virginia, 1988-present; Past President Virginia
Birthdate: 7/3/46                   Association of Independent Schools Financial Officers
Other directorships: None           Group; (3)


10 | CCRF Semi-Annual Report ~ December 31, 2004

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Officers and Affliated Directors

Jeffrey A. Laine                      President, Commonwealth Financial Group, Inc., (the
Director, President &                 Fund's Distributor) 1994-present; President, Laine
Treasurer (1986)                      Financial Group, Inc., (an investment advisory firm)
Birthdate: 10/26/57                   1992-present; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------

Martin P. Margolis                    President, PFM Asset Management LLC (the Fund's
Director & Vice President (1996)      investment adviser) 2001-present; Managing Director,
Birthdate: 7/22/44                    Public Financial Management, Inc., (an investment
Other directorships: None             advisory firm) 1986-present; (3)
-------------------------------------------------------------------------------------------------------------

Arthur E. Anderson II                 Mr. Anderson has been a partner of the law firm McGuire
Secretary                             Woods LLP for more than the last five years; (3)
Birthdate: 3/18/59 (1994)
Other directorships: None

Advisory Board Members

Larry W. Davenport                    Chief Financial Officer, Hampton Roads Transit District,
Advisory Board Member                 2004 - present; Director of Finance, Southeastern Public Service
Birthdate: 12/1/46 (1995)             Authority, Virginia, 1998-2004; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------

Dennis W. Kerns                       County Administrator, King George County, 2001-present;
Advisory Board Member                 Director of Finance, Culpeper County, 1997-2001; Past
Birthdate: 4/28/37 (1996)             President Virginia Government Finance Officers Association; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------

Christopher Martino                   Director of Finance, Prince William County, Virginia,
Advisory Board Member                 February 1996-present; (3)
Birthdate: 11/5/56 (1996)
Other directorships: None
-------------------------------------------------------------------------------------------------------------

Roger W. Mitchell, Jr.                Director of Finance/Treasurer, Town of Culpeper, Virginia,
Advisory Board Member                 1991-2004; (3)
Birthdate: 7/29/60 (1994)
Other directorships: None
-------------------------------------------------------------------------------------------------------------

Clarence A. Robinson                  Director of Fiscal Affairs, City of Fredericksburg,
Advisory Board Member                 1986-present; (3)
Birthdate: 2/14/48 (1998)
Other directorships: None
=============================================================================================================

The Fund' s Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.


                                CCRF Semi-Annual Report ~ December 31, 2004 | 11

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
Information About Your Fund's Expenses (Unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2004. This example illustrates your Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. These are not the Funds' actual rates of return, but are useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.


12 | CCRF Semi-Annual Report ~ December 31, 2004

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Expenses and Value of a $1,000 Investment in the Funds for the Six Months Ended December 31, 2004

                                                                   Ending        Expenses Paid
                                                 Beginning      Account Value     per $1,000
Based on Actual Fund                            Account Value    December 31,       During
Expenses and Returns                            July 1, 2004        2004            Period*
==============================================================================================
  CCRF Prime Portfolio                            $1,000.00      $1,008.00          $0.76
  CCRF Federal Portfolio                          $1,000.00      $1,007.10          $0.72

Based on Actual Fund Expenses
and a Hypothetical 5% Return Before Expenses
==============================================================================================
  CCRF Prime Portfolio                            $1,000.00      $1,024.45          $0.77
  CCRF Federal Portfolio                          $1,000.00      $1,024.48          $0.73
----------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios of 0.15% and 0.14% for the CCRF Prime Portfolio and CCRF Federal Portfolio, respectively, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.


                                CCRF Semi-Annual Report ~ December 31, 2004 | 13

--------------------------------------------------------------------------------

                                           Investment Adviser
                                           PFM Asset Management LLC
                                           One Keystone Plaza
                                           Suite 300
                                           North Front & Market Streets
                                           Harrisburg, Pennsylvania 17101-2044

                                           Distributor
                                           Commonwealth Financial Group, Inc.
                                           38 Cohasset Lane
                                           Cherry Hill, NJ 08003

                                           Custodian
                                           State Street Bank & Trust Company
                                           225 Franklin Street
                                           Boston, MA 02110

                                           Transfer Agent
                                           PFM Asset Management LLC
                                           One Keystone Plaza
                                           Suite 300
                                           North Front & Market Streets
                                           Harrisburg, Pennsylvania 17101-2044

                                           Independent Registered Public
                                           Accounting Firm
                                           Ernst & Young LLP
                                           Two Commerce Square, Suite 4000
                                           2001 Market Street
                                           Philadelphia, Pennsylvania 19103

                                           Co-Counsel
                                           McGuireWoods LLP
                                           One James Center
                                           901 E. Cary Street
                                           Richmond, Virginia 23219

                                           Schulte Roth & Zabel LLP
                                           919 Third Avenue
                                           New York, NY 10022


[LOGO] Commonwealth
-------------------
Cash Reserve Fund

Commonwealth Cash Reserve Fund, Inc.
P.O. Box 1192
Richmond, Virginia 23209-1192
1-800-338-3383

--------------------------------------------------------------------------------

================================================================================
                                                                    SNAP(R) Fund
                                                              Semi-Annual Report
                                                               December 31, 2004

                                                  [LOGO]      Virginia State
                                                           ---------------------
                                                                  SNAP(R)
                                                           ---------------------
                                                           Non-Arbitrage Program





                                                             [LOGO] Commonwealth
                                                             -------------------
                                                              Cash Reserve Fund

================================================================================
table of contents

1   MESSAGE FROM THE PROGRAM ADMINISTRATOR
2   FUND AT A GLANCE
3   REPORT FROM THE INVESTMENT ADVISOR
4   INFORMATION ABOUT THE FUND'S EXPENSES
5   FINANCIAL HIGHLIGHTS
6   STATEMENTS OF NET ASSETS
8   STATEMENTS OF OPERATIONS
8   STATEMENTS OF CHANGES IN NET ASSETS
9   NOTES TO FINANCIAL STATEMENTS
11  PROXY VOTING RESULTS
12  THE FUND'S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
13  VIRGINIA TREASURY BOARD AND SNAP ADVISORY BOARD

For further information on the SNAP Fund, call 1-800-570-SNAP (1-800-570-7627) or visit us online at www.vasnap.com

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP Fund's proxy voting guidelines either by calling 1-800-570-7627 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Fund's proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-570-7627 or visiting the SEC's website at www.sec.gov.

MESSAGE FROM THE PROGRAM ADMINISTRATOR
================================================================================

Dear SNAP Participant,

As you know, there have been a number of changes to the SNAP Program since September 2004. The biggest change was the transition of Program Administration and Investment Management responsibilities to PFM Asset Management LLC (PFM). We've tried to make this transition as simple and transparent as possible, but you've undoubtedly noticed some changes. Hopefully, you'll find that the Program is better than ever.

This document includes the SNAP Fund semi-annual report for the period ended December 31, 2004. As part of the process of changing Investment Managers, the SNAP Fund was transitioned from Evergreen Select Money Market Trust to the Commonwealth Cash Reserve Fund, Inc. on September 17, 2004. The SNAP Fund didn't change, it simply was reorganized into a different investment company. Therefore, the financials presented in this document cover the entire 6-month period from July 1, 2004 through December 31, 2004. A more detailed description of the transition is provided in the accompanying notes.

In addition to this change, there have been a number of operational enhancements. The SNAP Program has exciting new investment options, now offers complete online access (for reporting and to request redemptions) and can disburse funds by ACH (to save you money). We are also in the process of reviewing all accounts to identify any viable investment or arbitrage rebate optimizing strategies.

Over the next several months, PFM will work with you to make sure that you are taking full advantage of the services available through the SNAP Program.


Sincerely,

Barbara Fava
PFM Asset Management LLC

FUND AT A GLANCE (unaudited)
================================================================================

PERFORMANCE AND RETURNS
================================================================================
As of December 31, 2004

                                                                IBC's First Tier
                                                                 Institutional
                                                  SNAP Fund        Average
================================================================================
6-month return                                      0.81%           0.68%
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                              1.34%           1.03%
--------------------------------------------------------------------------------
5 year                                              3.01%           2.98%
--------------------------------------------------------------------------------
Since portfolio inception                           3.96%           3.80%
--------------------------------------------------------------------------------
7-day annualized yield                              2.12%           1.87%
--------------------------------------------------------------------------------
Monthly distribution yield                          2.04%           1.78%
================================================================================
Portfolio inception date 7/24/1995

SNAP Fund 7-Day Yield vs Federal Funds Rate

--------------------------------------------------------------------------------
                            [MOUNTAIN CHART OMITTED]

                              Fed Funds Rate         SNAP Fund 7-Day Yield
                              --------------         ---------------------
           1/1/2004                1.00%                      1.08%
           1/2/2004                1.00%                      1.08%
           1/3/2004                1.00%                      1.08%
           1/4/2004                1.00%                      1.08%
           1/5/2004                1.00%                      1.07%
           1/6/2004                1.00%                      1.07%
           1/7/2004                1.00%                      1.07%
           1/8/2004                1.00%                      1.08%
           1/9/2004                1.00%                      1.07%
          1/10/2004                1.00%                      1.07%
          1/11/2004                1.00%                      1.07%
          1/12/2004                1.00%                      1.07%
          1/13/2004                1.00%                      1.07%
          1/14/2004                1.00%                      1.07%
          1/15/2004                1.00%                      1.07%
          1/16/2004                1.00%                      1.07%
          1/17/2004                1.00%                      1.07%
          1/18/2004                1.00%                      1.07%
          1/19/2004                1.00%                      1.07%
          1/20/2004                1.00%                      1.07%
          1/21/2004                1.00%                      1.07%
          1/22/2004                1.00%                      1.07%
          1/23/2004                1.00%                      1.07%
          1/24/2004                1.00%                      1.07%
          1/25/2004                1.00%                      1.06%
          1/26/2004                1.00%                      1.06%
          1/27/2004                1.00%                      1.06%
          1/28/2004                1.00%                      1.06%
          1/29/2004                1.00%                      1.05%
          1/30/2004                1.00%                      1.05%
          1/31/2004                1.00%                      1.05%
           2/1/2004                1.00%                      1.05%
           2/2/2004                1.00%                      1.05%
           2/3/2004                1.00%                      1.04%
           2/4/2004                1.00%                      1.04%
           2/5/2004                1.00%                      1.04%
           2/6/2004                1.00%                      1.04%
           2/7/2004                1.00%                      1.04%
           2/8/2004                1.00%                      1.03%
           2/9/2004                1.00%                      1.03%
          2/10/2004                1.00%                      1.03%
          2/11/2004                1.00%                      1.03%
          2/12/2004                1.00%                      1.03%
          2/13/2004                1.00%                      1.04%
          2/14/2004                1.00%                      1.04%
          2/15/2004                1.00%                      1.04%
          2/16/2004                1.00%                      1.04%
          2/17/2004                1.00%                      1.04%
          2/18/2004                1.00%                      1.04%
          2/19/2004                1.00%                      1.04%
          2/20/2004                1.00%                      1.04%
          2/21/2004                1.00%                      1.04%
          2/22/2004                1.00%                      1.04%
          2/23/2004                1.00%                      1.04%
          2/24/2004                1.00%                      1.04%
          2/25/2004                1.00%                      1.04%
          2/26/2004                1.00%                      1.04%
          2/27/2004                1.00%                      1.04%
          2/28/2004                1.00%                      1.04%
          2/29/2004                1.00%                      1.04%
           3/1/2004                1.00%                      1.04%
           3/2/2004                1.00%                      1.04%
           3/3/2004                1.00%                      1.04%
           3/4/2004                1.00%                      1.03%
           3/5/2004                1.00%                      1.03%
           3/6/2004                1.00%                      1.03%
           3/7/2004                1.00%                      1.03%
           3/8/2004                1.00%                      1.03%
           3/9/2004                1.00%                      1.03%
          3/10/2004                1.00%                      1.03%
          3/11/2004                1.00%                      1.04%
          3/12/2004                1.00%                      1.04%
          3/13/2004                1.00%                      1.04%
          3/14/2004                1.00%                      1.04%
          3/15/2004                1.00%                      1.04%
          3/16/2004                1.00%                      1.04%
          3/17/2004                1.00%                      1.04%
          3/18/2004                1.00%                      1.04%
          3/19/2004                1.00%                      1.04%
          3/20/2004                1.00%                      1.04%
          3/21/2004                1.00%                      1.04%
          3/22/2004                1.00%                      1.04%
          3/23/2004                1.00%                      1.04%
          3/24/2004                1.00%                      1.04%
          3/25/2004                1.00%                      1.04%
          3/26/2004                1.00%                      1.04%
          3/27/2004                1.00%                      1.04%
          3/28/2004                1.00%                      1.04%
          3/29/2004                1.00%                      1.04%
          3/30/2004                1.00%                      1.04%
          3/31/2004                1.00%                      1.04%
           4/1/2004                1.00%                      1.04%
           4/2/2004                1.00%                      1.04%
           4/3/2004                1.00%                      1.04%
           4/4/2004                1.00%                      1.04%
           4/5/2004                1.00%                      1.04%
           4/6/2004                1.00%                      1.04%
           4/7/2004                1.00%                      1.04%
           4/8/2004                1.00%                      1.03%
           4/9/2004                1.00%                      1.03%
          4/10/2004                1.00%                      1.03%
          4/11/2004                1.00%                      1.03%
          4/12/2004                1.00%                      1.03%
          4/13/2004                1.00%                      1.03%
          4/14/2004                1.00%                      1.03%
          4/15/2004                1.00%                      1.03%
          4/16/2004                1.00%                      1.03%
          4/17/2004                1.00%                      1.03%
          4/18/2004                1.00%                      1.04%
          4/19/2004                1.00%                      1.03%
          4/20/2004                1.00%                      1.03%
          4/21/2004                1.00%                      1.03%
          4/22/2004                1.00%                      1.03%
          4/23/2004                1.00%                      1.04%
          4/24/2004                1.00%                      1.04%
          4/25/2004                1.00%                      1.04%
          4/26/2004                1.00%                      1.04%
          4/27/2004                1.00%                      1.04%
          4/28/2004                1.00%                      1.04%
          4/29/2004                1.00%                      1.04%
          4/30/2004                1.00%                      1.04%
           5/1/2004                1.00%                      1.04%
           5/2/2004                1.00%                      1.04%
           5/3/2004                1.00%                      1.04%
           5/4/2004                1.00%                      1.04%
           5/5/2004                1.00%                      1.04%
           5/6/2004                1.00%                      1.04%
           5/7/2004                1.00%                      1.04%
           5/8/2004                1.00%                      1.04%
           5/9/2004                1.00%                      1.04%
          5/10/2004                1.00%                      1.04%
          5/11/2004                1.00%                      1.04%
          5/12/2004                1.00%                      1.04%
          5/13/2004                1.00%                      1.04%
          5/14/2004                1.00%                      1.03%
          5/15/2004                1.00%                      1.03%
          5/16/2004                1.00%                      1.03%
          5/17/2004                1.00%                      1.03%
          5/18/2004                1.00%                      1.04%
          5/19/2004                1.00%                      1.04%
          5/20/2004                1.00%                      1.04%
          5/21/2004                1.00%                      1.04%
          5/22/2004                1.00%                      1.05%
          5/23/2004                1.00%                      1.05%
          5/24/2004                1.00%                      1.05%
          5/25/2004                1.00%                      1.04%
          5/26/2004                1.00%                      1.04%
          5/27/2004                1.00%                      1.04%
          5/28/2004                1.00%                      1.04%
          5/29/2004                1.00%                      1.04%
          5/30/2004                1.00%                      1.04%
          5/31/2004                1.00%                      1.04%
           6/1/2004                1.00%                      1.04%
           6/2/2004                1.00%                      1.04%
           6/3/2004                1.00%                      1.05%
           6/4/2004                1.00%                      1.06%
           6/5/2004                1.00%                      1.06%
           6/6/2004                1.00%                      1.07%
           6/7/2004                1.00%                      1.08%
           6/8/2004                1.00%                      1.08%
           6/9/2004                1.00%                      1.08%
          6/10/2004                1.00%                      1.08%
          6/11/2004                1.00%                      1.07%
          6/12/2004                1.00%                      1.06%
          6/13/2004                1.00%                      1.06%
          6/14/2004                1.00%                      1.06%
          6/15/2004                1.00%                      1.06%
          6/16/2004                1.00%                      1.06%
          6/17/2004                1.00%                      1.07%
          6/18/2004                1.00%                      1.08%
          6/19/2004                1.00%                      1.09%
          6/20/2004                1.00%                      1.11%
          6/21/2004                1.00%                      1.11%
          6/22/2004                1.00%                      1.12%
          6/23/2004                1.00%                      1.13%
          6/24/2004                1.00%                      1.13%
          6/25/2004                1.00%                      1.13%
          6/26/2004                1.00%                      1.13%
          6/27/2004                1.00%                      1.13%
          6/28/2004                1.00%                      1.13%
          6/29/2004                1.25%                      1.14%
          6/30/2004                1.25%                      1.14%
           7/1/2004                1.25%                      1.14%
           7/2/2004                1.25%                      1.14%
           7/3/2004                1.25%                      1.14%
           7/4/2004                1.25%                      1.15%
           7/5/2004                1.25%                      1.15%
           7/6/2004                1.25%                      1.15%
           7/7/2004                1.25%                      1.15%
           7/8/2004                1.25%                      1.15%
           7/9/2004                1.25%                      1.16%
          7/10/2004                1.25%                      1.16%
          7/11/2004                1.25%                      1.17%
          7/12/2004                1.25%                      1.17%
          7/13/2004                1.25%                      1.18%
          7/14/2004                1.25%                      1.18%
          7/15/2004                1.25%                      1.19%
          7/16/2004                1.25%                      1.20%
          7/17/2004                1.25%                      1.20%
          7/18/2004                1.25%                      1.21%
          7/19/2004                1.25%                      1.21%
          7/20/2004                1.25%                      1.22%
          7/21/2004                1.25%                      1.22%
          7/22/2004                1.25%                      1.22%
          7/23/2004                1.25%                      1.22%
          7/24/2004                1.25%                      1.22%
          7/25/2004                1.25%                      1.22%
          7/26/2004                1.25%                      1.22%
          7/27/2004                1.25%                      1.22%
          7/28/2004                1.25%                      1.22%
          7/29/2004                1.25%                      1.23%
          7/30/2004                1.25%                      1.23%
          7/31/2004                1.25%                      1.24%
           8/1/2004                1.25%                      1.25%
           8/2/2004                1.25%                      1.25%
           8/3/2004                1.25%                      1.25%
           8/4/2004                1.25%                      1.26%
           8/5/2004                1.25%                      1.27%
           8/6/2004                1.25%                      1.28%
           8/7/2004                1.25%                      1.28%
           8/8/2004                1.25%                      1.29%
           8/9/2004                1.25%                      1.30%
          8/10/2004                1.50%                      1.30%
          8/11/2004                1.50%                      1.31%
          8/12/2004                1.50%                      1.31%
          8/13/2004                1.50%                      1.31%
          8/14/2004                1.50%                      1.32%
          8/15/2004                1.50%                      1.32%
          8/16/2004                1.50%                      1.33%
          8/17/2004                1.50%                      1.33%
          8/18/2004                1.50%                      1.34%
          8/19/2004                1.50%                      1.34%
          8/20/2004                1.50%                      1.35%
          8/21/2004                1.50%                      1.35%
          8/22/2004                1.50%                      1.36%
          8/23/2004                1.50%                      1.36%
          8/24/2004                1.50%                      1.37%
          8/25/2004                1.50%                      1.37%
          8/26/2004                1.50%                      1.37%
          8/27/2004                1.50%                      1.38%
          8/28/2004                1.50%                      1.38%
          8/29/2004                1.50%                      1.39%
          8/30/2004                1.50%                      1.39%
          8/31/2004                1.50%                      1.39%
           9/1/2004                1.50%                      1.40%
           9/2/2004                1.50%                      1.40%
           9/3/2004                1.50%                      1.41%
           9/4/2004                1.50%                      1.41%
           9/5/2004                1.50%                      1.41%
           9/6/2004                1.50%                      1.42%
           9/7/2004                1.50%                      1.42%
           9/8/2004                1.50%                      1.42%
           9/9/2004                1.50%                      1.42%
          9/10/2004                1.50%                      1.42%
          9/11/2004                1.50%                      1.42%
          9/12/2004                1.50%                      1.43%
          9/13/2004                1.50%                      1.43%
          9/14/2004                1.50%                      1.43%
          9/15/2004                1.50%                      1.43%
          9/16/2004                1.50%                      1.44%
          9/17/2004                1.50%                      1.44%
          9/18/2004                1.50%                      1.44%
          9/19/2004                1.50%                      1.45%
          9/20/2004                1.50%                      1.35%
          9/21/2004                1.75%                      1.31%
          9/22/2004                1.75%                      1.33%
          9/23/2004                1.75%                      1.35%
          9/24/2004                1.75%                      1.37%
          9/25/2004                1.75%                      1.40%
          9/26/2004                1.75%                      1.42%
          9/27/2004                1.75%                      1.54%
          9/28/2004                1.75%                      1.61%
          9/29/2004                1.75%                      1.61%
          9/30/2004                1.75%                      1.60%
          10/1/2004                1.75%                      1.61%
          10/2/2004                1.75%                      1.61%
          10/3/2004                1.75%                      1.62%
          10/4/2004                1.75%                      1.62%
          10/5/2004                1.75%                      1.63%
          10/6/2004                1.75%                      1.64%
          10/7/2004                1.75%                      1.65%
          10/8/2004                1.75%                      1.66%
          10/9/2004                1.75%                      1.66%
         10/10/2004                1.75%                      1.67%
         10/11/2004                1.75%                      1.67%
         10/12/2004                1.75%                      1.67%
         10/13/2004                1.75%                      1.67%
         10/14/2004                1.75%                      1.68%
         10/15/2004                1.75%                      1.68%
         10/16/2004                1.75%                      1.68%
         10/17/2004                1.75%                      1.68%
         10/18/2004                1.75%                      1.68%
         10/19/2004                1.75%                      1.69%
         10/20/2004                1.75%                      1.70%
         10/21/2004                1.75%                      1.71%
         10/22/2004                1.75%                      1.71%
         10/23/2004                1.75%                      1.72%
         10/24/2004                1.75%                      1.72%
         10/25/2004                1.75%                      1.73%
         10/26/2004                1.75%                      1.73%
         10/27/2004                1.75%                      1.72%
         10/28/2004                1.75%                      1.72%
         10/29/2004                1.75%                      1.72%
         10/30/2004                1.75%                      1.72%
         10/31/2004                1.75%                      1.73%
          11/1/2004                1.75%                      1.73%
          11/2/2004                1.75%                      1.73%
          11/3/2004                1.75%                      1.74%
          11/4/2004                1.75%                      1.74%
          11/5/2004                1.75%                      1.75%
          11/6/2004                1.75%                      1.76%
          11/7/2004                1.75%                      1.76%
          11/8/2004                1.75%                      1.77%
          11/9/2004                1.75%                      1.78%
         11/10/2004                2.00%                      1.79%
         11/11/2004                2.00%                      1.80%
         11/12/2004                2.00%                      1.81%
         11/13/2004                2.00%                      1.82%
         11/14/2004                2.00%                      1.83%
         11/15/2004                2.00%                      1.84%
         11/16/2004                2.00%                      1.84%
         11/17/2004                2.00%                      1.85%
         11/18/2004                2.00%                      1.86%
         11/19/2004                2.00%                      1.86%
         11/20/2004                2.00%                      1.87%
         11/21/2004                2.00%                      1.87%
         11/22/2004                2.00%                      1.88%
         11/23/2004                2.00%                      1.89%
         11/24/2004                2.00%                      1.89%
         11/25/2004                2.00%                      1.89%
         11/26/2004                2.00%                      1.89%
         11/27/2004                2.00%                      1.89%
         11/28/2004                2.00%                      1.89%
         11/29/2004                2.00%                      1.89%
         11/30/2004                2.00%                      1.89%
          12/1/2004                2.00%                      1.89%
          12/2/2004                2.00%                      1.90%
          12/3/2004                2.00%                      1.91%
          12/4/2004                2.00%                      1.91%
          12/5/2004                2.00%                      1.92%
          12/6/2004                2.00%                      1.93%
          12/7/2004                2.00%                      1.93%
          12/8/2004                2.00%                      1.94%
          12/9/2004                2.00%                      1.94%
         12/10/2004                2.00%                      1.94%
         12/11/2004                2.00%                      1.95%
         12/12/2004                2.00%                      1.95%
         12/13/2004                2.00%                      1.96%
         12/14/2004                2.00%                      1.97%
         12/15/2004                2.00%                      1.99%
         12/16/2004                2.00%                      2.00%
         12/17/2004                2.00%                      2.02%
         12/18/2004                2.00%                      2.04%
         12/19/2004                2.00%                      2.06%
         12/20/2004                2.00%                      2.08%
         12/21/2004                2.00%                      2.09%
         12/22/2004                2.00%                      2.11%
         12/23/2004                2.00%                      2.12%
         12/24/2004                2.00%                      2.12%
         12/25/2004                2.00%                      2.13%
         12/26/2004                2.00%                      2.14%
         12/27/2004                2.00%                      2.13%
         12/28/2004                2.00%                      2.14%
         12/29/2004                2.00%                      2.13%
         12/30/2004                2.00%                      2.13%
         12/31/2004                2.00%                      2.13%
--------------------------------------------------------------------------------

The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and yields may vary. For the most recent SNAP Fund performance, call 1-800-570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund's service providers that subsidize and reduce the total operating expenses of the fund. The SNAP Fund's yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Advisor of the SNAP Fund, a series of the Evergreen Select Money Market Trust ("Evergreen SNAP Fund"), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical performance for the period prior to September 17, 2004 reflects the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of December 31, 2004 and is subject to change. IBC First Tier Institutional Average yields and returns are provided by IBC Financial Data, Inc.

REPORT FROM THE INVESTMENT ADVISOR
================================================================================

Solid economic growth and mild inflation fueled a continued rise in short-term interest rates and a significant increase in the fund's yield in the past six months. The Federal Reserve's strategy of raising the overnight Federal funds rate in "measured" steps resulted in six increases from 1.00% in June to 2.50% by February 2nd. Meanwhile, two year Treasury rates rose from the 2.50% level to around 3.25% in this same time frame. Long-term rates fell during this period, reflecting investors' outlook that the current trend toward higher rates would be contained, with the Fed feeling little pressure to step sharply on the monetary policy brake in coming months.

The economic expansion that began after the mild recession of 2001 continued in the last year, with broad growth measures recording an increase of nearly 4%. Consumer spending and business investment added to the pace of growth, although high oil prices and a worsening international trade deficit both dampened their effects. The pace of job creation accelerated, with over 2.1 million new jobs created, the fastest pace since 2000.

Inflation also picked up in recent months, with measures of producer and consumer prices rising at somewhat faster levels than a year ago. Even so, the pace of inflation remains mild when judged by recent historic standards.

At year-end, long term rates - which had declined by nearly 1.00% from their levels in the Spring of 2004 - reflected investor expectations that moderating economic growth and limited business pricing power would contain inflation in coming months. The measured pace of Fed rate increases and the effort that it has made to signal its intentions in advance of action have thus far had the happy result of avoiding the market dislocations that usually accompany tightening. The market expects several future step-ups in the overnight rate in the next six months, with Fed Funds settling out in the range of 3.00-3.50%. This is consistent with the current path for economic growth in the range of 3.5% and inflation of under 2.00% for 2005.

We are committed to managing the Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates we expect to maintain the average maturity of the fund's portfolio within a range that will permit it to respond appropriately to continued changes in short-term rates. After a period of historically low money market rates, investors may realize a significant increase in income as interest rates move toward historic norms.


Respectfully,

Marty Margolis
Michael Varano

PFM Asset Management LLC

February 15, 2005

INFORMATION ABOUT THE FUND'S EXPENSES
================================================================================

As a shareholder of the SNAP Fund ("the Fund"), it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Fund does not charge their shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2004. This example illustrates the Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for the Fund to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare the Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

 Expenses and Value of a $1,000 Investment in the SNAP Fund for the Six Months
                            Ended December 31, 2004

========================================================================================================
                                                                                               Expenses
                                                         Beginning             Ending          Paid per
                                                          Account          Account Value        $1,000
                                                           Value            December 31,        During
                                                        July 1, 2004            2004            Period*
--------------------------------------------------------------------------------------------------------
Based on Actual Snap Fund Expenses
and Returns                                              $1,000.00           $1,008.10           $0.73
--------------------------------------------------------------------------------------------------------
Based on Actual SNAP Fund Expenses
and a Hypothetical 5% Return Before Expenses             $1,000.00           $1,024.48           $0.74
========================================================================================================

* Expenses are equal to the SNAP Fund's annualized expense ratio of 0.14% multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The "Expenses Paid per $1,000" line of the table is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge their shareholders transaction-based fees or distribution fees, however other funds used to compare to may charge transactional fees or distribution fees. If transactional or distribution fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

FINANCIAL HIGHLIGHTS
================================================================================
For a share outstanding throughout each period(1)

                                           Six Months
                                             Ended
                                          December 31,                              Year Ended June 30,
                                             2004          ----------------------------------------------------------------------
                                          (unaudited)         2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $    1.000       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
Income From Operations
Net Investment Income(2)                       0.008             0.01           0.01           0.03           0.06           0.06
---------------------------------------------------------------------------------------------------------------------------------
Total From Operations                          0.008             0.01           0.01           0.03           0.06           0.06
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income(2)                      (0.008)           (0.01)         (0.01)         (0.03)         (0.06)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.008)           (0.01)         (0.01)         (0.03)         (0.06)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $    1.000       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
=================================================================================================================================
Total Return                                    0.81%            1.06%          1.49%          2.56%          6.05%          5.86%
=================================================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (in 000s)       $1,905,486       $1,774,652     $2,223,704     $1,677,555     $1,569,792     $1,259,299
Ratio of Expenses to Average
  Net Assets(3)                                 0.14%(4)         0.08%          0.08%          0.08%          0.10%          0.11%
Ratio of Net Investment
  Income to Average Net Assets                  1.61%(4)         1.05%          1.46%          2.51%          5.85%          5.73%
=================================================================================================================================

(1) Effective September 17, 2004, the Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP(R) Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund - SNAP Fund Series.

(2) Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

(3) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)   Annualized.


The accompanying notes are an integral part of these financial statements.

STATEMENT OF NET ASSETS (unaudited)
================================================================================
December 31, 2004

                                                                          Principal
                                                                           Amount               Value
=========================================================================================================
BANKERS' ACCEPTANCES (0.5%)
Bank of America, 2.33%, 1/21/05 .................................     $     9,500,000     $     9,487,703
                                                                                          ---------------
Total Bankers' Acceptances ..........................................................           9,487,703
                                                                                          ---------------

CERTIFICATES OF DEPOSIT (20.6%)
Barclays Bank:
     2.32%, 1/21/05 .............................................          80,000,000          80,000,000
     2.32%, 1/27/05 .............................................          15,000,000          15,000,000
Branch Bank & Trust, 1.60%, 1/24/05  ............................          50,000,000          50,000,000
CS First Boston, 2.33%, 1/31/05 .................................          82,000,000          82,000,000
Deutsche Bank:
     2.28%, 2/2/05 ..............................................          45,000,000          45,000,000
     1.53%, 5/6/05 ..............................................          25,000,000          25,000,000
Societe Generale (NY), 2.32%, 2/2/05 ............................          15,000,000          15,000,000
Wells Fargo Bank, 2.32%, 1/14/05 ................................          80,000,000          80,000,000
                                                                                          ---------------
Total Certificates of Deposit .......................................................         392,000,000
                                                                                          ---------------

ASSET-BACKED COMMERCIAL PAPER (10.0%)
Edison Asset Securitization, 2.34%, 1/18/05 .....................          80,000,000          79,911,978
Sheffield Receivable Corp., 2.35%, 1/18/05 ......................          20,040,000          20,017,856
Yorktown Capital LLC:
     2.34%, 1/18/05 .............................................          24,001,000          23,974,592
     2.34%, 1/20/05 .............................................          49,000,000          48,939,744
     2.35%, 1/21/05 .............................................          17,000,000          16,977,900
                                                                                          ---------------
Total Asset-Backed Commercial Paper .................................................         189,822,070
                                                                                          ---------------

COMMERCIAL PAPER (24.4%)
Bear Stearns, 2.34%, 2/14/05  ...................................          90,000,000          89,743,700
Dexia Delaware LLC, 2.39%, 3/10/05 ..............................          90,000,000          89,595,400
General Electric Capital Corp.:
     2.33%, 1/18/05 .............................................          20,000,000          19,978,089
     2.34%, 2/10/05 .............................................          15,000,000          14,961,167
Goldman Sachs Group, Inc., 2.33%, 1/18/05 .......................          95,000,000          94,895,474
Morgan Stanley, 2.35%, 1/18/05 ..................................          80,000,000          79,911,600
Societe Generale (NY):
     2.33%, 1/20/05 .............................................          72,486,000          72,397,245
     2.29%, 2/3/05 ..............................................           4,000,000           3,991,640
                                                                                          ---------------
Total Commercial Paper ..............................................................         465,474,315
                                                                                          ---------------

CORPORATE NOTES (3.1%)
AARP, 2.07%, 5/1/31(1) ..........................................          10,000,000          10,000,000
Liberty Lighthouse, 1.41%, 3/3/05 ...............................          50,000,000          49,998,747
                                                                                          ---------------
Total Corporate Notes ........................................... ...................          59,998,747
                                                                                          ---------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (50.8%)
Federal Home Loan Bank Discount Notes,
     2.26%, 1/19/05 .............................................          29,250,000          29,216,948
Federal Home Loan Bank Notes (Callable):
     2.04%, 6/14/05 .............................................          25,000,000          25,000,000
     2.22%, 8/9/05 ..............................................          15,000,000          15,000,000
Federal Home Mortgage Corporation Discount Notes:
     2.28%, 2/1/05 ..............................................         105,000,000         104,794,883
     2.12%, 6/30/05 .............................................          24,450,000          24,195,720
     2.51%, 8/8/05 ..............................................          12,950,000          12,756,203
     2.19%, 8/23/05 .............................................          32,988,000          32,528,064
     2.26%, 9/20/05 .............................................          65,000,000          63,952,728
     2.37%, 10/18/05 ............................................          10,000,000           9,813,917

STATEMENT OF NET ASSETS continued
================================================================================

U.S. GOVERNMENT & AGENCY OBLIGATIONS (50.8%) continued
Federal National Mortgage Association
  Discount Notes:
     2.41%, 9/16/05 .............................................          16,296,000          16,020,964
     2.46%, 10/14/05 ............................................          15,000,000          14,714,000
Federal National Mortgage Association
  Floating Rate Notes:(2)
     1.96%, 10/21/05 ............................................          50,000,000          49,974,134
Federal National Mortgage Association
  Mortgage-Backed Security Discount Notes:
     2.01%, 1/3/05 ..............................................         100,000,000          99,988,889
     1.95%, 1/3/05 ..............................................         100,000,000          99,989,223
     2.11%, 2/1/05 ..............................................          35,000,000          34,936,859
     2.38%, 3/1/05 ..............................................          35,585,000          35,446,782
     2.55%, 4/1/05 ..............................................          47,145,744          46,854,174
     2.56%, 4/1/05 ..............................................          50,000,000          49,688,944
     2.57%, 4/1/05 ..............................................          94,337,000          93,748,966
     2.56%, 4/1/05 ..............................................          40,000,000          39,751,644
     2.57%, 4/1/05 ..............................................          50,000,000          49,688,333
     2.85%, 9/1/05 ..............................................          20,000,000          19,623,350
                                                                                          ---------------
Total U.S. Government & Agency Obligations ..........................................         967,684,725
                                                                                          ---------------
REPURCHASE AGREEMENTS (5.2%)
Goldman Sachs, 2.28%, 1/3/05 ....................................         100,000,000         100,000,000
(Dated 12/31/04, repurchase price $100,019,000, Collateralized by
Federal National Mortgage Association Notes, 5%, maturing 3/1/34, market value $102,000,792)
                                                                                          ---------------
Total Repurchase Agreements .........................................................         100,000,000
                                                                                          ---------------

                                                                                          ---------------
TOTAL INVESTMENTS (114.6%) ..........................................................     $ 2,184,467,560
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-14.6%)(3) .............................        (278,981,344)
                                                                                          ---------------
NET ASSETS (100.0%)
Applicable to 1,905,486,216 outstanding shares of beneficial
interest (3,000,000,000 shares authorized - no par value) ...........................     $ 1,905,486,216
                                                                                          ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ......................     $          1.00
==========================================================================================================

(1) Variable Rate Demand Note, payable on demand no more than seven calendar days after notice is given by the SNAP Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer weekly. Rate shown is that which was in effect at December 31, 2004.

(2) Floating Rate Note, rate shown is that which was in effect at December 31, 2004.

(3) Includes a $279,732,062 liability for securities purchased and not yet settled.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS* (unaudited)
================================================================================

                                                          Six-Months Ended       Year Ended
                                                             December 31,         June 30,
                                                                2004                2004
==============================================================================================
Investment income
Interest Income                                           $   16,453,369       $   21,872,789
----------------------------------------------------------------------------------------------
Expenses
Advisory Fees                                                    750,214            1,349,342
Transfer Agent Fees                                               53,818               26,546
Custodian and Accounting Fees                                    125,734              150,705
Legal and Professional Fees                                      197,272               71,778
Directors Fees and Expenses                                       25,975               28,544
Registration and Filing Fees                                      27,793                4,575
Insurance, Printing and Other                                    196,400               89,070
----------------------------------------------------------------------------------------------
    Total Expenses                                             1,377,206            1,720,560
    Less Fee Waivers and Expense Reimbursements                  (29,738)            (106,149)
----------------------------------------------------------------------------------------------
    Net Expenses                                               1,347,468            1,614,411
----------------------------------------------------------------------------------------------
Net investment income                                         15,105,901           20,258,378
==============================================================================================
Net Realized Gain (Loss) on Investments                          (64,188)                  --
----------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations      $   15,041,713       $   20,258,378
==============================================================================================

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS* (unaudited)
================================================================================

                                                          Six-Months Ended       Year Ended
                                                             December 31,         June 30,
                                                                2004                2004
==============================================================================================
Operations
Net Investment Income                                     $   15,105,901       $   20,258,378
Net Realized Gain (Loss) on Investments                          (64,188)                  --
----------------------------------------------------------------------------------------------
Net Increase In Net Assets                                    15,041,713           20,258,378
----------------------------------------------------------------------------------------------
Distributions
Net Investment Income                                        (15,041,713)         (20,258,378)
Net Realized Gain (Loss) on Investments                               --                   --
----------------------------------------------------------------------------------------------
Total Distributions                                          (15,041,713)         (20,258,378)
----------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
Issued                                                     1,226,420,356        1,514,754,399
Redeemed                                                  (1,110,628,268)      (1,984,064,793)
Distributions Reinvested                                      15,041,713           20,258,839
----------------------------------------------------------------------------------------------
Net Increase from Capital Share Transactions                 130,833,801         (449,051,555)
----------------------------------------------------------------------------------------------
Total Increase in Net Assets                                 130,833,801         (449,051,555)
----------------------------------------------------------------------------------------------
Net Assets
Beginning of Period                                        1,774,652,415        2,223,703,970
End of Period                                             $1,905,486,216       $1,774,652,415
==============================================================================================

*Reflects operating history of predecessor fund (see Note E) The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)
================================================================================

A. ORGANIZATION

The Commonwealth Cash Reserve Fund, Inc. ("CCRF") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP(R) Fund ("SNAP Fund" or "the Fund"), the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio"). Each are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The SNAP Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. Like the SNAP Fund, the Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund commenced operations on September 17, 2004 through an exchange of shares with the Evergreen Select Money Market Trust - SNAP Fund Series ("Evergreen SNAP Fund") in the amount of $1,846,930,532.

This semi-annual report represents the semi-annual report of only the SNAP Fund. The Prime Portfolio and the Federal Portfolio semi-annual report is presented separately and can be provided upon request by contacting CCRF.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the SNAP Fund are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1. Securities held are stated at amortized cost, which approximates fair value at December 31, 2004. It is the SNAP Fund's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the SNAP Fund on the last day of each month.

4. The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the SNAP Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral, may be subject to legal proceedings.

5. The Fund intends to qualify or to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
================================================================================

      At December 31, 2004, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

C. FEES AND CHARGES

In conjunction with the reorganization of the SNAP Fund into CCRF, CCRF entered into agreements with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the SNAP Fund. Prior to this the Evergreen Investment Management Company, LLC ("EIMC") served as the investment advisor and administrator for the Fund and State Street Bank and Trust served as transfer agent for the Fund.

Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. There were no administrative fees charged to the Fund by PFM during the six-month period ended December 31, 2004. Transfer agent fees totaling $54,000 were charged to the Fund by PFM and EIMC.

The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan does not authorize the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six-month period ended December 31, 2004, there were no distribution or 12b-1 fees paid by the Fund.

During the six-month period ended December 31, 2004, the Fund incurred approximately $9,000 of legal expenses for services of a law firm of which the Secretary of CCRF is a Partner.

The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

D. GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its December 31, 2004 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued
================================================================================

E. REORGANIZATION

Effective September 17, 2004, the Fund acquired all of the assets and assumed all of the liabilities of the Evergreen Select Money Market Trust - SNAP Fund Series (the "Evergreen SNAP Fund") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") dated September 1, 2004 and approved by the Evergreen SNAP Fund"s sole shareholder of record on September 2, 2004. The shareholder of record of the Evergreen SNAP Fund received shares of the Fund equal in number and aggregate net asset value of their shares in the Evergreen SNAP Fund as part of the Reorganization. The Reorganization was treated as a non-taxable event and accordingly the Fund's basis in the securities acquired reflected the historical cost basis as of the date of the transfer. The net assets of the Evergreen SNAP Fund as of September 17, 2004 were $1,846,930,532.

The Evergreen SNAP Fund's objectives, policies, and limitations were identical to those of the Fund, which had no operations prior to September 17, 2004. For financial reporting purposes, the Evergreen SNAP Fund's operating history prior to the acquisition is reflected in the historical statements and financial highlights.

PROXY VOTING RESULTS (unaudited)
================================================================================
At a special meeting of shareholders on September 2, 2004, the Virginia Treasury Board, the sold shareholder of record of SNAP Fund shares, voted on a proposal to reorganize the Evergreen SNAP Fund into a series of Commonwealth Cash Reserve Fund, Inc. ("CCRF SNAP Fund") and to approve a new investment advisory agreement with PFM Asset Management LLC, the investment adviser for the CCRF SNAP Fund. The number of shares voted on these proposals were voted identically, and were as follows:

                                              % of Outstanding    % of Shares
                            Number of Shares        Shares          Voted
================================================================================
For                        1,896,332,074.27         100.00%              100.00%
--------------------------------------------------------------------------------
Against                                  --             --                   --
--------------------------------------------------------------------------------
Abstain                                  --             --                   --
--------------------------------------------------------------------------------
Total                      1,896,332,074.27         100.00%              100.00%
================================================================================

SNAP Proxy Voting Totals
================================================================================
Record Total                                                   1,896,332,074.27
--------------------------------------------------------------------------------
Voted Shares                                                   1,896,332,074.27
--------------------------------------------------------------------------------
Percent Voted                                                            100.00%
================================================================================

THE FUND'S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
================================================================================

Name, Position Held with Fund,              Principal Occupation(s) During
(Served Since), Birthdate, Other            the Past Five Years (Number of
Directorships Held                          Portfolios in Fund Complex
                                            Overseen by Director/
                                            Officer/Advisory Board Member)

INDEPENDENT DIRECTORS

Giles Dodd                                  Director of Finance, City of
Director (1996)                             Greenville, South Carolina,
Birthdate: 12/2/26                          1993-1996; Retired Director of
Other directorships: None                   Finance/Assistant City Manager,
                                            City of Virginia Beach; Past
                                            President of the Virginia
                                            Government Finance Officers
                                            Association;(3)
--------------------------------------------------------------------------------
Robert J. Fagg, Jr.                         Retired Director of the Annual
Director (1986)                             Giving Program, Virginia
Birthdate: 7/24/40                          Commonwealth University,
Other directorships: None                   1981-1998;(3)
--------------------------------------------------------------------------------
Robert R. Sedivy                            Vice President-Finance and
Director (1996)                             Treasurer, Collegiate School,
Birthdate: 7/3/46                           Richmond, Virginia, 1988-present;
Other directorships: None                   Past President Virginia
                                            Association of Independent
                                            Schools Financial Officers Group;(3)
--------------------------------------------------------------------------------

OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine                            President, Commonwealth Financial
Director, President & Treasurer (1986)      Group, Inc., (the Fund's
Birthdate: 10/26/57                         Distributor) 1994-present;
Other directorships: None                   President, Laine Financial Group,
                                            Inc., (an investment advisory
                                            firm) 1992-present;(3)
--------------------------------------------------------------------------------
Martin P. Margolis                          President, PFM Asset Management
Director & Vice President (1996)            LLC (the Fund's investment
Birthdate: 7/22/44                          adviser) 2001-present; Managing
Other directorships: None                   Director, Public Financial
                                            Management, Inc., (an investment
                                            advisory firm) 1986-present;(3)
--------------------------------------------------------------------------------
Arthur E. Anderson II                       Mr. Anderson has been a partner
Secretary                                   of the law firm McGuire Woods LLP
Birthdate: 3/18/59 (1994)                   for more than the last five
Other directorships: None                   years;(3)
--------------------------------------------------------------------------------

ADVISORY BOARD MEMBERS

Larry W. Davenport                          Chief Financial Officer, Hampton
Advisory Board Member                       Roads Transit District,
Birthdate: 12/1/46 (1995)                   2004-present Director of Finance,
Other directorships: None                   Southeastern Public Service
                                            Authority, Virginia, 1998- 2004;(3)
--------------------------------------------------------------------------------
Dennis W. Kerns                             County Administrator, King George
Advisory Board Member                       County, 2001-present; Director of
Birthdate: 4/28/37 (1996)                   Finance, Culpeper County,
Other directorships: None                   1997-2001; Past President of the
                                            Virginia Governemnt Finance
                                            Officers Association;(3)
--------------------------------------------------------------------------------
Christopher Martino                         Director of Finance, Prince
Advisory Board Member                       William County, Virginia,
Birthdate: 11/5/56 (1996)                   February 1996-present;(3)
Other directorships: None
--------------------------------------------------------------------------------

THE FUND'S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD continued
================================================================================

ADVISORY BOARD MEMBERS continued

Roger W. Mitchell, Jr.                      Director of Finance/Treasurer,
Advisory Board Member                       Town of Culpeper, Virginia,
Birthdate: 7/29/60 (1994)                   1991-2004;(3)
Other directorships: None
--------------------------------------------------------------------------------
Clarence A. Robinson                        Director of Fiscal Affairs, City
Advisory Board Member                       of Fredericksburg, 1986-present;(3)
Birthdate: 2/14/48 (1998)
Other directorships: None
--------------------------------------------------------------------------------

The address of each Independent Director and Advisory Board Member is P.O. Box 1192, Richmond, Virginia 23209-1192. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; and the mailing address of Mr. Anderson is One James Center, 901 E. Cary St., Richmond, VA 23219.

The SNAP Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling 1-800-570-7627.

================================================================================
VIRGINIA TREASURY BOARD AND SNAP PROGRAM ADVISORY BOARD

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of the SNAP Fund, but may be employees of Virginia governmental entities that participate in the SNAP Program. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the SNAP Fund.

                     Commonwealth of Virginia Treasury Board

                              Jody M. Wagner, Chair
                               K. David Boyer, Jr.
                               Kenneth N. Daniels
                               Palmer P. Garrison
                               Kenneth W. Thorson
                                David A. Von Moll
                                Wayne F. Wilbanks

                         SNAP(R) Program Advisory Board

                                John T. Atkinson
                                 Reta R. Busher
                               Barbara O. Carraway
                                 Joseph P. Casey
                                Richard A. Cordle
                                John J. Cusimano
                                 Darryl V. Hill
                               Francis X. O'Leary
                                  Rodney Oliver
                             C. William Orndoff, Jr.
                                 Fred W. Parker
                               Larry K. Pritchett
                                 Andrew Rountree
                                  John H. Tuohy
                                Ronald H. Williams

================================================================================

[LOGO]      Virginia State
         ---------------------
                SNAP(R)
         ---------------------
         Non-Arbitrage Program

[LOGO] Commonwealth
-------------------
 Cash Reserve Fund

Commonwealth Cash Reserve Fund, Inc.
P.O. Box 1192
Richmond, Virginia 23209-1192
1-800-338-3383


                                           Investment Advisor
                                           PFM Asset Management LLC
                                           One Keystone Plaza
                                           Suite 300
                                           North Front & Market Streets
                                           Harrisburg, Pennsylvania 17101-2044

                                           Distributor
                                           PFM Fund Distributors, Inc.
                                           One Keystone Plaza
                                           Suite 300
                                           North Front & Market Streets
                                           Harrisburg, Pennsylvania 17101-2044

                                           Custodian
                                           State Street Bank & Trust Company
                                           225 Franklin Street
                                           Boston, MA 02110

                                           Transfer Agent
                                           PFM Asset Management LLC
                                           One Keystone Plaza
                                           Suite 300
                                           North Front & Market Streets
                                           Harrisburg, Pennsylvania 17101-2044

                                           Independent Registered Public
                                           Accounting Firm
                                           Ernst & Young LLP
                                           Two Commerce Square, Suite 4000
                                           2001 Market Street
                                           Philadelphia, Pennsylvania 19103

                                           Co-Counsel
                                           McGuireWoods LLP
                                           One James Center
                                           901 E. Cary Street
                                           Richmond, Virginia 23219

                                           Schulte Roth & Zabel LLP
                                           919 Third Avenue
                                           New York, NY 10022

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2004.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2004.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2004.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE EXCHANGE ACT.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORTS DATED DECEMBER 31, 2004.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.
            --------------------------------------------------------------------


By (Signature and Title)*           /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                        Jeffrey A. Laine, President

Date    3/11/2005
     ---------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, President

Date    3/11/2005
     ---------------------


By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, Treasurer

Date    3/11/2005
     ---------------------

* Print the name and title of each signing officer under his or her signature.